THE HUNTINGTON FUNDS

HUNTINGTON VA MID CORP AMERICA FUND

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

NOTICE OF REORGANIZATION OF THE HUNTINGTON VA MID CORP AMERICA FUND INTO THE HUNTINGTON VA DIVIDEND CAPTURE FUND

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved a proposal to reorganize the Huntington VA Mid Corp America Fund (the “VA Mid Corp America Fund”) into the Huntington VA Situs Fund (the “VA Situs Fund”). Pursuant to the reorganization, the VA Mid Corp America Fund will liquidate by transferring substantially all of its assets to the VA Situs Fund.

Shares of the VA Mid Corp America Fund will be closed to all new and subsequent investments effective as of the close of business on April 24, 2014. Pending distribution of a Prospectus/Information Statement to shareholders, the reorganization is scheduled to take place at the close of business on or about April 28, 2014.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

Please retain this Supplement for future reference.

THE HUNTINGTON FUNDS

HUNTINGTON VA INCOME EQUITY FUND

SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2013

NOTICE OF REORGANIZATION OF THE HUNTINGTON VA INCOME EQUITY FUND INTO THE HUNTINGTON VA DIVIDEND CAPTURE FUND

At a meeting of the Board of Trustees (the “Board”) of The Huntington Funds (the “Trust”) held on January 30, 2014, the Board considered and approved a proposal to reorganize the Huntington VA Income Equity Fund (the “VA Income Equity Fund”) into the Huntington VA Dividend Capture Fund (the “VA Dividend Capture Fund”). Pursuant to the reorganization, the VA Income Equity Fund will liquidate by transferring substantially all of its assets to the VA Dividend Capture Fund.

Shares of the VA Income Equity Fund will be closed to all new and subsequent investments effective as of the close of business on April 24, 2014. Pending distribution of a Prospectus/Information Statement to shareholders, the reorganization is scheduled to take place at the close of business on or about April 28, 2014.

You may obtain additional information by calling The Huntington Funds at 800-253-0412.

Please retain this Supplement for future reference.